Significant Agreements (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended				0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	17 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement	Sep. 30, 2012 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement	Oct. 31, 2011 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement	Sep. 30, 2013 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement	Sep. 30, 2012 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement	Dec. 31, 2012 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement	Dec. 31, 2011 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement	Dec. 31, 2012 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement Minimum	Aug. 31, 2011 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement Research and development services	Aug. 31, 2011 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement Sotatercept joint development committee	Aug. 31, 2011 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement ACE 536 joint development committee	Aug. 31, 2011 Collaboration arrangement Celgene ACE-536 Agreement and amended Sotatercept Agreement Manufacturing services	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement	Sep. 30, 2013 Collaboration arrangement Celgene Modified Sotatercept agreement	Dec. 31, 2012 Collaboration arrangement Celgene Modified Sotatercept agreement	Dec. 31, 2012 Collaboration arrangement Celgene Modified Sotatercept agreement Minimum	Aug. 31, 2011 Collaboration arrangement Celgene ACE-536 agreement	Jan. 31, 2013 Collaboration arrangement Celgene ACE-536 agreement Clinical milestones	Sep. 30, 2013 Collaboration arrangement Celgene ACE-536 agreement Clinical milestones	Dec. 31, 2011 Collaboration arrangement Celgene ACE-536 agreement Clinical milestones	Jan. 31, 2013 Collaboration arrangement Celgene ACE-536 agreement Clinical milestones Subsequent event	Aug. 31, 2011 Collaboration arrangement Celgene ACE-536 agreement Nonrefundable, upfront payments	Dec. 31, 2011 Collaboration arrangement Celgene Sotatercept agreements Clinical milestones	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Nonrefundable, upfront payments
Significant Agreements
Percentage of worldwide development costs for which collaborator is responsible										100.00%		100.00%		50.00%							100.00%	100.00%	50.00%
Royalty rate (as a percent)										20.00%		20.00%												20.00%
Deferred revenue						$ 0													$ 45,000,000	$ 34,700,000							$ 2,700,000
Delivery period of contract																			15 years
Total arrangement consideration									77,700,000											77,700,000
Estimated payments for development activities and manufacturing services																				18,000,000
Residual consideration recognized																				49,500,000
BESP of the undelivered elements															18,800,000	2,900,000	3,700,000	2,800,000		28,200,000
Difference between the estimated payments and the estimated selling prices																				10,200,000
Payments received																									10,000,000		7,500,000	10,000,000	25,000,000	7,000,000	45,000,000
Deferred revenue recognized							600,000	500,000		1,700,000	1,500,000	2,000,000	54,800,000													10,000,000	4,800,000			7,000,000
Net cost-sharing revenue	3,632,000	1,444,000	9,666,000	4,043,000	5,558,000	4,760,000	3,000,000	800,000		9,000,000	2,100,000	2,900,000	(100,000)
Payment for research and development costs							$ 0	$ 600,000		$ 0	$ 1,900,000	$ 2,800,000	$ 2,800,000